Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net (loss) income	$ 107	$ (801)	$ 26	$ 110	$ 232	$ 29	$ 60	$ 89	$ 42	$ 330	$ 342	$ (433)	$ 220	$ 470
Other comprehensive income, net of tax:
Foreign currency translation adjustments										(88)		46	(29)	(8)
Unrealized holding gain												0	0	2
Pension funding adjustment:
Foreign currency translation on pension funding adjustment	(1)			9						39	(6)	(22)	8	17
Net actuarial (loss) gain												(167)	(208)	9
Prior service gain												0	7	0
Amortization of unrecognized actuarial loss	12			8						22	17	38	25	29
Amortization of unrecognized prior service gain	(1)			(1)						(2)	(2)	(5)	(4)	(4)
Pension funding adjustment, net of tax	(10)			(16)						59	(9)	(156)	(172)	51
Derivative instruments:
Gain on derivatives (effecitve element)										2
Reclassification adjustment	(1)			(6)						(3)	(2)
Derivative instruments adjustment, net of tax	11			1						(1)	5	4	(3)	6
Other comprehensive (loss) income, net of tax	6			(32)						(31)	0	(106)	(204)	51
Comprehensive (loss) income	113			78						299	342	(539)	16	521
Less: Comprehensive income attributable to noncontrolling interests	(2)			(1)						(5)	(9)	(13)	(15)	(13)
Comprehensive income attributable to Willis Group Holdings	111			77						294	333	(552)	1	508
Interest Rate Swaps [Member]
Derivative instruments:
Gain on derivatives (effecitve element)	0			4						0	2	2	10	11
Reclassification adjustment	(1)			(4)						(2)	(2)	(4)	(10)	(19)
Forward Exchange Contracts [Member]
Derivative instruments:
Gain on derivatives (effecitve element)	(1)			3						(11)	5	9	2	0
Reclassification adjustment	$ 0			$ (2)						$ (1)	$ 0	$ (3)	$ (5)	$ 14